Prepayments for current assets	12 Months Ended
Mar. 31, 2019
Disclosure of Prepayments for current assets [Abstract]
Disclosure of prepayments and other assets [text block]
13.	Prepayments for current assets

Prepayments for current assets comprise of the following:

	March 31, 2019	March 31, 2018
Prepayments for purchase of bandwidth	102,694	179,035
Prepayments related to insurance	4,142	1,064
Prepayments-others	271,960	217,035
Lease prepayments	22,087	22,087
	400,883	419,221